ACQUISITIONS (Details) - Revela Inc $ in Thousands	May 12, 2023 USD ($) shares
Acquisitions
Acquire shares of Revela Inc	100.00%
Cash consideration	$ 32,514
Aggregate purchase price	$ 67,409
Class A ordinary shares
Acquisitions
Issuance of Redeemable A shares | shares	701,591
Aggregate purchase price	$ 19,042
Restricted Class A Ordinary Shares
Acquisitions
Issuance of Redeemable A shares | shares	612,256
Aggregate purchase price	$ 15,853